Note 12 - Employee and Director Benefits	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]

NOTE 12 - EMPLOYEE AND DIRECTOR BENEFITS

The Corporation sponsors a salary deferral, defined contribution plan which provides for both profit sharing and employer matching contributions. The plan permits investing in the Corporation’s stock subject to certain limitations. Participants who meet certain eligibility conditions are eligible to participate and defer a specified percentage of their eligible compensation subject to certain income tax law limitations. The Corporation makes discretionary matching and profit sharing contributions, as approved annually by the Board of Directors, subject to certain income tax law limitations. Contribution expense for the plan amounted to $1,399,000, $1,478,000, and $1,201,000 in 2021,2020, and 2019, respectively. At December 31, 2021, the plan owned 413,366 shares of the Corporation’s common stock.

The Corporation also sponsors nonqualified deferred compensation plans, covering certain directors and employees, which have been indirectly funded through the purchase of split-dollar life insurance policies. In connection with the policies, the Corporation has provided an estimated liability for accumulated supplemental retirement benefits amounting to $1,571,000 and $1,484,000 at December 31, 2021 and 2020, respectively, which is included in other liabilities in the accompanying consolidated balance sheets. The Corporation has also purchased split-dollar life insurance policies for investment purposes and to fund other employee benefit plans. The combined cash values of these policies aggregated $19,383,000 and $18,981,000 at December 31, 2021 and 2020, respectively.

Under an employee stock purchase plan, eligible employees may defer a portion of their compensation and use the proceeds to purchase stock of the Corporation at a discount determined semi-annually by the Board of Directors as stipulated in the plan. The Corporation sold from treasury 12,252 shares in 2021, 3,889 shares in 2020, and 2,957 shares in 2019 under the plan.

The three members of the Corporation's senior executive management team have employment agreements which provide for certain compensation and benefits should any triggering events occur, as specified in the agreement, including change of control or termination without cause.